Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000068994
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Class A Shares
Trading Symbol	BEARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$236	2.60%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

■ Lower average net short position versus the Index had a positive contribution on Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included long positions in Raspberry PI Limited,

   Bowhead Specialty Holdings, Inc. and Timee, Inc.

Top Detractors from Performance

■ Top individual Fund holdings that detracted from performance were short positions in SPDR Dow Jones Industrial Average

   ETF and iShares Russell 2000 ETF.

■ Top individual Fund holdings that detracted from performance included long positions in SPDR S&P 500 ETF put options and Gauzy, Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2014	$9,450	$10,000	$10,000
9/30/2015	$8,976	$9,939	$9,852
9/30/2016	$7,714	$11,472	$8,416
9/30/2017	$6,433	$13,607	$7,176
9/30/2018	$5,247	$16,044	$6,188
9/30/2019	$4,974	$16,727	$6,048
9/30/2020	$4,022	$19,260	$4,757
9/30/2021	$3,095	$25,040	$3,595
9/30/2022	$3,453	$21,165	$4,119
9/30/2023	$2,836	$25,741	$3,611
9/30/2024	$2,308	$35,098	$2,906

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(23.10%)	(15.20%)	(13.64%)
Class A Shares without sales load	(18.63%)	(14.24%)	(13.15%)
S&P 500 Index	36.35%	15.97%	13.38%
S&P 500 Inverse Daily Index	(19.52%)	(13.63%)	(11.62%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,229,295
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,279,472
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$152,229,295
Number of Investments	159
Portfolio Turnover	140%
Total Advisory Fees Paid	$2,279,472

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(60.0%)
Derivative Contracts - Short (Notional Value)	(41.1%)
Purchased Put Options	0.1%
Exchange-Traded Funds	0.3%
Common Stocks	7.7%
Cash Equivalents	13.3%
Adjustment for Derivative Contracts (Notional Value)	41.1%
Collateral on Deposit for Securities Sold Short	60.0%
U.S Treasury Securities	78.4%

Material Fund Change [Text Block]
C000068995
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Class C Shares
Trading Symbol	PBRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$303	3.35%

Expenses Paid, Amount	$ 303
Expense Ratio, Percent	3.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

■ Lower average net short position versus the Index had a positive contribution on Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included long positions in Raspberry PI Limited,

   Bowhead Specialty Holdings, Inc. and Timee, Inc.

Top Detractors from Performance

■ Top individual Fund holdings that detracted from performance were short positions in SPDR Dow Jones Industrial Average

   ETF and iShares Russell 2000 ETF.

■ Top individual Fund holdings that detracted from performance included long positions in SPDR S&P 500 ETF put options and Gauzy, Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$9,401	$9,939	$9,852
9/30/2016	$8,023	$11,472	$8,416
9/30/2017	$6,645	$13,607	$7,176
9/30/2018	$5,378	$16,044	$6,188
9/30/2019	$5,060	$16,727	$6,048
9/30/2020	$4,060	$19,260	$4,757
9/30/2021	$3,101	$25,040	$3,595
9/30/2022	$3,438	$21,165	$4,119
9/30/2023	$2,824	$25,741	$3,611
9/30/2024	$2,298	$35,098	$2,906

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	(19.89%)	(14.86%)	(13.68%)
Class C Shares without sales load	(19.19%)	(14.86%)	(13.68%)
S&P 500 Index	36.35%	15.97%	13.38%
S&P 500 Inverse Daily Index	(19.52%)	(13.63%)	(11.62%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,229,295
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,279,472
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$152,229,295
Number of Investments	159
Portfolio Turnover	140%
Total Advisory Fees Paid	$2,279,472

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(60.0%)
Derivative Contracts - Short (Notional Value)	(41.1%)
Purchased Put Options	0.1%
Exchange-Traded Funds	0.3%
Common Stocks	7.7%
Cash Equivalents	13.3%
Adjustment for Derivative Contracts (Notional Value)	41.1%
Collateral on Deposit for Securities Sold Short	60.0%
U.S Treasury Securities	78.4%

Material Fund Change [Text Block]
C000068996
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Institutional Shares
Trading Symbol	PBRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$203	2.24%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

■ Lower average net short position versus the Index had a positive contribution on Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included long positions in Raspberry PI Limited,

   Bowhead Specialty Holdings, Inc. and Timee, Inc.

Top Detractors from Performance

■ Top individual Fund holdings that detracted from performance were short positions in SPDR Dow Jones Industrial Average

   ETF and iShares Russell 2000 ETF.

■ Top individual Fund holdings that detracted from performance included long positions in SPDR S&P 500 ETF put options and Gauzy, Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$9,465	$9,939	$9,852
9/30/2016	$8,181	$11,472	$8,416
9/30/2017	$6,844	$13,607	$7,176
9/30/2018	$5,593	$16,044	$6,188
9/30/2019	$5,317	$16,727	$6,048
9/30/2020	$4,308	$19,260	$4,757
9/30/2021	$3,321	$25,040	$3,595
9/30/2022	$3,715	$21,165	$4,119
9/30/2023	$3,059	$25,741	$3,611
9/30/2024	$2,499	$35,098	$2,906

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	(18.31%)	(14.02%)	(12.95%)
S&P 500 Index	36.35%	15.97%	13.38%
S&P 500 Inverse Daily Index	(19.52%)	(13.63%)	(11.62%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,229,295
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,279,472
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$152,229,295
Number of Investments	159
Portfolio Turnover	140%
Total Advisory Fees Paid	$2,279,472

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(60.0%)
Derivative Contracts - Short (Notional Value)	(41.1%)
Purchased Put Options	0.1%
Exchange-Traded Funds	0.3%
Common Stocks	7.7%
Cash Equivalents	13.3%
Adjustment for Derivative Contracts (Notional Value)	41.1%
Collateral on Deposit for Securities Sold Short	60.0%
U.S Treasury Securities	78.4%

Material Fund Change [Text Block]
C000073699
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class A Shares
Trading Symbol	VSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$9,450	$10,000	$10,000	$10,000
9/30/2015	$9,307	$9,951	$9,691	$9,840
9/30/2016	$10,170	$11,440	$11,080	$11,691
9/30/2017	$12,229	$13,579	$13,100	$14,093
9/30/2018	$12,919	$15,967	$14,202	$15,407
9/30/2019	$11,465	$16,433	$12,882	$14,137
9/30/2020	$10,231	$18,898	$11,041	$12,033
9/30/2021	$16,789	$24,921	$17,959	$19,726
9/30/2022	$14,725	$20,528	$15,318	$16,237
9/30/2023	$15,805	$24,729	$17,582	$17,510
9/30/2024	$19,714	$33,432	$21,578	$22,042

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	17.88%	10.20%	7.02%
Class A Shares without sales load	24.74%	11.45%	7.63%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 184,880,890
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 977,811
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

C000073700
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class C Shares
Trading Symbol	VSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$214	1.91%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,776	$9,951	$9,691	$9,840
9/30/2016	$10,603	$11,440	$11,080	$11,691
9/30/2017	$12,655	$13,579	$13,100	$14,093
9/30/2018	$13,265	$15,967	$14,202	$15,407
9/30/2019	$11,681	$16,433	$12,882	$14,137
9/30/2020	$10,346	$18,898	$11,041	$12,033
9/30/2021	$16,851	$24,921	$17,959	$19,726
9/30/2022	$14,661	$20,528	$15,318	$16,237
9/30/2023	$15,736	$24,729	$17,582	$17,510
9/30/2024	$19,629	$33,432	$21,578	$22,042

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	22.79%	10.60%	6.98%
Class C Shares without sales load	23.79%	10.60%	6.98%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 184,880,890
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 977,811
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

C000096922
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class R Shares
Trading Symbol	VSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$137	1.22%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,837	$9,951	$9,691	$9,840
9/30/2016	$10,745	$11,440	$11,080	$11,691
9/30/2017	$12,918	$13,579	$13,100	$14,093
9/30/2018	$13,638	$15,967	$14,202	$15,407
9/30/2019	$12,101	$16,433	$12,882	$14,137
9/30/2020	$10,796	$18,898	$11,041	$12,033
9/30/2021	$17,719	$24,921	$17,959	$19,726
9/30/2022	$15,529	$20,528	$15,318	$16,237
9/30/2023	$16,652	$24,729	$17,582	$17,510
9/30/2024	$20,745	$33,432	$21,578	$22,042

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	24.58%	11.38%	7.57%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 184,880,890
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 977,811
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

C000168179
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class R6 Shares
Trading Symbol	VSFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,849	$9,951	$9,691	$9,840
9/30/2016	$10,767	$11,440	$11,080	$11,691
9/30/2017	$12,987	$13,579	$13,100	$14,093
9/30/2018	$13,764	$15,967	$14,202	$15,407
9/30/2019	$12,250	$16,433	$12,882	$14,137
9/30/2020	$10,967	$18,898	$11,041	$12,033
9/30/2021	$18,057	$24,921	$17,959	$19,726
9/30/2022	$15,890	$20,528	$15,318	$16,237
9/30/2023	$17,110	$24,729	$17,582	$17,510
9/30/2024	$21,408	$33,432	$21,578	$22,042

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	25.12%	11.81%	7.91%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 184,880,890
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 977,811
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

C000073701
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Institutional Shares
Trading Symbol	VSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,874	$9,951	$9,691	$9,840
9/30/2016	$10,817	$11,440	$11,080	$11,691
9/30/2017	$13,040	$13,579	$13,100	$14,093
9/30/2018	$13,806	$15,967	$14,202	$15,407
9/30/2019	$12,281	$16,433	$12,882	$14,137
9/30/2020	$10,982	$18,898	$11,041	$12,033
9/30/2021	$18,081	$24,921	$17,959	$19,726
9/30/2022	$15,893	$20,528	$15,318	$16,237
9/30/2023	$17,108	$24,729	$17,582	$17,510
9/30/2024	$21,390	$33,432	$21,578	$22,042

Average Annual Return [Table Text Block]

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	25.03%	11.74%	7.90%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 184,880,890
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 977,811
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.